Basis of Presentation and Summary of Significant Accounting Policies - Net loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Potentially dilutive securities have been excluded from the computation of diluted weighted average shares of common stock outstanding
Securities have been excluded from the computation of diluted weighted average shares of common stock outstanding (in shares)	3,814,492	2,611,298
Stock options
Potentially dilutive securities have been excluded from the computation of diluted weighted average shares of common stock outstanding
Securities have been excluded from the computation of diluted weighted average shares of common stock outstanding (in shares)	3,749,102	2,498,606
Common stock warrants
Potentially dilutive securities have been excluded from the computation of diluted weighted average shares of common stock outstanding
Securities have been excluded from the computation of diluted weighted average shares of common stock outstanding (in shares)	17,125	17,125
BSA and BSPCE warrants
Potentially dilutive securities have been excluded from the computation of diluted weighted average shares of common stock outstanding
Securities have been excluded from the computation of diluted weighted average shares of common stock outstanding (in shares)	48,265	95,567